Derivatives - Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments		$ 25,237,927	$ 24,480,504
Nominal contract amount of hedging instruments		424,859	315,513
Fair value of trading assets		$ 340,146	$ 419,555
Fair value of hedging assets		6,054	5,591
Fair value of derivative assets	[1]	229,714	284,159	$ 196,882
Fair value of trading liabilities		346,398	423,082
Fair value of hedging liabilities		4,860	3,667
Fair value of derivative liabilities	[1]	234,772	285,762	$ 191,064
HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivative assets		3,344	3,801
Fair value of derivative liabilities		6,090	6,922
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments		$ 9,463,768	$ 8,434,453
Nominal contract amount of hedging instruments		63,547	38,924
Fair value of trading assets		$ 99,014	$ 122,206
Fair value of hedging assets		935	525
Fair value of trading liabilities		99,949	123,088
Fair value of hedging liabilities		780	166
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments		$ 14,853,397	$ 15,213,232
Nominal contract amount of hedging instruments		361,312	276,589
Fair value of trading assets		$ 223,534	$ 285,449
Fair value of hedging assets		5,119	5,066
Fair value of trading liabilities		225,443	287,876
Fair value of hedging liabilities		$ 4,080	$ 3,501
Interest rate | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments		92,268	81,873
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments		172,985	162,062
Fair value of hedging assets		$ 3,729	$ 4,973
Fair value of hedging liabilities		2,965	2,573
Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments		$ 100,191	$ 94,952
Nominal contract amount of hedging instruments		92,268	81,873
Fair value of trading assets		$ 2,216	$ 2,888
Fair value of hedging assets		1,128	913
Fair value of derivative assets		3,344	3,801
Fair value of trading liabilities		2,452	2,509
Fair value of hedging liabilities		3,638	4,413
Fair value of derivative liabilities		6,090	6,922
Fair value hedges | Foreign exchange | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments		$ 66,711	$ 60,630
Nominal contract amount of hedging instruments		0	0
Fair value of trading assets		$ 486	$ 502
Fair value of hedging assets		0	0
Fair value of derivative assets		486	502
Fair value of trading liabilities		1,705	1,683
Fair value of hedging liabilities		0	0
Fair value of derivative liabilities		$ 1,705	$ 1,683
Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments		172,985	162,062
Fair value hedges | Interest rate | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments		$ 33,480	$ 34,322
Nominal contract amount of hedging instruments		92,268	81,873
Fair value of trading assets		$ 1,730	$ 2,386
Fair value of hedging assets		1,128	913
Fair value of derivative assets		2,858	3,299
Fair value of trading liabilities		747	826
Fair value of hedging liabilities		3,638	4,413
Fair value of derivative liabilities		$ 4,385	$ 5,239

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.